Loans and advances to customers - Impaired loans between no past due and past due (Details) - Financial assets at amortized cost category - Impaired loans - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Loans and advances to customers	$ 17,952	$ 18,429
Less than 3 Months
Financial assets
Loans and advances to customers	6,191	5,250
6 months
Financial assets
Loans and advances to customers	5,455	5,509
6 to 9 Months
Financial assets
Loans and advances to customers	1,108	956
9 to 12 Months
Financial assets
Loans and advances to customers	789	1,542
More than 12 Months
Financial assets
Loans and advances to customers	4,409	5,172
Commercial, financial and industrial loans
Financial assets
Loans and advances to customers	5,815	6,538
Commercial, financial and industrial loans | Less than 3 Months
Financial assets
Loans and advances to customers	1,427	2,138
Commercial, financial and industrial loans | 6 months
Financial assets
Loans and advances to customers	1,640	1,531
Commercial, financial and industrial loans | 6 to 9 Months
Financial assets
Loans and advances to customers	404	112
Commercial, financial and industrial loans | 9 to 12 Months
Financial assets
Loans and advances to customers	291	880
Commercial, financial and industrial loans | More than 12 Months
Financial assets
Loans and advances to customers	2,053	1,877
Securitized mortgage assets
Financial assets
Loans and advances to customers	8,399	8,345
Securitized mortgage assets | Less than 3 Months
Financial assets
Loans and advances to customers	3,701	2,098
Securitized mortgage assets | 6 months
Financial assets
Loans and advances to customers	1,142	1,447
Securitized mortgage assets | 6 to 9 Months
Financial assets
Loans and advances to customers	703	844
Securitized mortgage assets | 9 to 12 Months
Financial assets
Loans and advances to customers	498	662
Securitized mortgage assets | More than 12 Months
Financial assets
Loans and advances to customers	2,355	3,294
Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Loans and advances to customers	1,717	1,716
Installment loans to individuals - Revolving consumer credit cards loans | Less than 3 Months
Financial assets
Loans and advances to customers	536	530
Installment loans to individuals - Revolving consumer credit cards loans | 6 months
Financial assets
Loans and advances to customers	1,181	1,186
Installment loans to individuals - Non-revolving consumer loans
Financial assets
Loans and advances to customers	2,021	1,830
Installment loans to individuals - Non-revolving consumer loans | Less than 3 Months
Financial assets
Loans and advances to customers	527	484
Installment loans to individuals - Non-revolving consumer loans | 6 months
Financial assets
Loans and advances to customers	1,492	1,345
Installment loans to individuals - Non-revolving consumer loans | 6 to 9 Months
Financial assets
Loans and advances to customers	1
Installment loans to individuals - Non-revolving consumer loans | More than 12 Months
Financial assets
Loans and advances to customers	$ 1	$ 1